Operating segments	12 Months Ended
Dec. 31, 2025
Operating Segments
Operating segments

6. Operating segments

A.	Basis for segmentation

The Company’s operating segments have been identified to be each business unit, by which the Company provides different services and merchandise.

The Company assesses the performance of each operating segment based on operating profit, and there is no difference with the amounts reported on the consolidated statement of profit or loss, except for intergroup transactions.

The following summary describes the operations of each reportable segment.

Operating segments	Operations
Content Merchandising	Sale and distribution of content consumer products and providing production services
Food and beverages	Sale of food and beverages products and licensing of the intellectual property
Content production	Planning, producing, and selling the media content such as theatrical films and television programs
Content investment	Providing investment management services to investment funds

B.	Information about reportable segments

Information related to each reportable segment is set out below. Segment operating profit is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industries.

The segment information for the years ended December 31, 2025, 2024 and 2023 is as follows:

		Year ended December 31, 2025
		Content merchandising	F&B	Content production	Content investment	Total
		(In thousands of Korean won)
Segment revenue	₩	44,415,967	12,323,986	20,690,997	745,138	78,176,088
Elimination of intersegment revenue		-	(95,168)	-	-	(95,168)
Consolidated net revenue		44,415,967	12,228,818	20,690,997	745,138	78,080,920
Depreciation		467,669	1,638,642	417,102	126,524	2,649,937
Amortization		52,104	269,400	278,570	-	600,074
Employee benefit expenses		4,220,468	4,915,334	4,370,899	923,271	14,429,972
Segment operating profit(loss) (*)		3,996,955	(1,964,917)	(143,774,320)	(856,648)	(142,598,930)
Other adjustment (**)		-	-	-	-	(52,128,930)
Company operating profit		-	-	-	-	(194,727,860)

(*)	During the year ended December 31, 2025, segment operating loss of Korean Won 143,774,320 was incurred mainly due to the impairment loss on goodwill allocated to Content production CGUs(Note 21).
(**)	The adjustment relates to the listing expenses accounted in accordance to IFRS 2 due to the merger between K Enter Holdings Inc. and K Wave Media Ltd., and measurement of liabilities related to shareholders’ agreement.

		Year ended December 31, 2024
		Content merchandising	F&B	Total
		(In thousands of Korean won)
Segment revenue	₩	28,379,904	14,630,426	43,010,330
Elimination of intersegment revenue		-	-	-
Consolidated net revenue		28,379,904	14,630,426	43,010,330
Depreciation/Amortization		501,513	2,672,170	3,173,683
Segment operating profit		(969,001)	(2,537,890)	(3,506,891)

		Year ended December 31, 2023
		Content merchandising	F&B	Total
		(In thousands of Korean won)
Segment revenue	₩	49,771,824	17,709,332	67,481,156
Elimination of intersegment revenue		-	-	-
Consolidated net revenue		49,771,824	17,709,332	67,481,156
Depreciation/Amortization		750,031	2,534,001	3,284,032
Segment operating profit(loss)		3,802,307	(304,909)	3,497,398

C.	Geographic information

Content merchandising segment, Food and beverages segment, Content production segment, Content Investment segment are managed on a worldwide basis, but operate manufacturing facilities and sales offices primarily in Seoul, South Korea. The geographic information analyses the Company’s revenue by the customer’s country of domicile. In presenting the geographic information, segment revenue and non-current assets have been based on the geographic location of customers.

Summary of the Company’s operation by region based on the location of customers for the years ended December 31, 2025, 2024 and 2023 is as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Korea	₩	53,639,087	39,343,631	54,892,741
USA		13,777,853	13	335,239
Germany		2,480,957	-	-
UK		2,162,847	-	-
France		1,613,298	-	-
Japan		957,327	3,516,708	11,948,054
Other		3,449,551	149,978	305,122
Total	₩	78,080,920	43,010,330	67,481,156

Summary of the Company’s non-current assets based on the location as of December 31, 2025 and December 31, 2024 is as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Korea	₩	50,095,186	23,963,489
USA		41,759,247	-

D.	Major customer

Revenues from major customers that amount to 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023 are as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Customer A (Content merchandising segment)
Revenue	₩	9,396,922	8,785,673	11,184,157
%		12.04%	20.43%	16.57%
Customer B (Content production segment)
Revenue		13,774,629	-	-
%		17.64%	-	-
Customer C (Content merchandising segment)
Revenue		-	-	11,463,821
%		-	-	16.99%
Customer D (Content merchandising segment)
Revenue		-	-	17,859,876
%		-	-	26.47%